Athene Variable Life
Account A
Financial Statements
As of and for the year ended December 31, 2022

Athene Variable Life Account A
Index of the Financial Statements
As of and for the year ended December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of
AVL Separate Account A (Athene Variable Life) Separate Account AVUL/VL and the
Board of Directors of Athene Annuity & Life Assurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in the table below, which comprises Athene Variable Life (AVL) Separate Account A (the “Account”) as of December 31, 2022, the related statements of operations and changes in net assets for the year ended December 31, 2022, the financial highlights for the year ended December 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2022, and the results of their operations and the changes in their net assets for the year ended 2022, and the financial highlights for the year ended 2022, in conformity with accounting principles generally accepted in the United States of America.

The Alger Funds Large Cap Growth Portfolio	Fidelity Variable Insurance Products Contrafund Portfolio	T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio
The Alger Funds Capital Appreciation Portfolio	Fidelity Variable Insurance Products Investment Grade Bond Portfolio	Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio
The Alger Funds Mid Cap Growth Portfolio	Fidelity Variable Insurance Products Mid-Cap Portfolio	Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio
The Alger Funds Small Cap Growth Portfolio	Fidelity Variable Insurance Products Government Money Market Fund	Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio
American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund	Invesco Variable Investment Funds High Yield Fund	Lord Abbett Series Fund, Inc. Growth and Income Portfolio
American Century Variable Portfolios, Inc. VP Value Fund	Invesco Variable Investment Funds Core Equity Fund	Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
American Century Variable Portfolios, Inc. VP Ultra Fund	Lazard Retirement Series, Inc. Retirement U.S. Small Cap Equity Portfolio	Vanguard Variable Insurance Funds Real Estate Index Portfolio
BNY Mellon Investment Portfolios Sustainable US Equity Portfolio Fund	Wells Fargo Advantage Funds Discovery Fund	Vanguard Variable Insurance Funds Total Bond Market Index Portfolio
BNY Mellon Investment Portfolios Stock Index Fund	Janus Henderson Portfolio Overseas Portfolio	Vanguard Variable Insurance Funds Total Stock Market Index Portfolio
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio	T. Rowe Price Equity Series, Inc. Equity Income Portfolio II	Vanguard Variable Insurance Funds Small Company Growth Portfolio
Fidelity Variable Insurance Products Overseas Portfolio	T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio	Vanguard Variable Insurance Funds Capital Growth Portfolio
Fidelity Variable Insurance Products Growth Portfolio	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Des Moines, Iowa
April 28, 2023

We have served as the Account’s auditor since 2022.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Athene Annuity & Life Assurance Company and the Contract Owners of Athene Variable Life Account A

Opinions on the Financial Statements

We have audited the accompanying statements of changes in net assets of each of the subaccounts of Athene Variable Life Account A indicated in the table below for the year ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the changes in net assets of each of the subaccounts of Athene Variable Life Account A for the year ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

The Alger Funds Large Cap Growth Portfolio	Fidelity Variable Insurance Products Contrafund Portfolio	T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio
The Alger Funds Capital Appreciation Portfolio	Fidelity Variable Insurance Products Investment Grade Bond Portfolio	Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio
The Alger Funds Mid Cap Growth Portfolio	Fidelity Variable Insurance Products Mid-Cap Portfolio	Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio
The Alger Funds Small Cap Growth Portfolio	Fidelity Variable Insurance Products Government Money Market Fund	Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio
American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund	Invesco Variable Investment Funds High Yield Fund	Lord Abbett Series Fund, Inc. Growth and Income Portfolio
American Century Variable Portfolios, Inc. VP Value Fund	Invesco Variable Investment Funds Core Equity Fund	Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
American Century Variable Portfolios, Inc. VP Ultra Fund	Lazard Retirement Series, Inc. Retirement U.S. Small Cap Equity Portfolio	Vanguard Variable Insurance Funds Real Estate Index Portfolio
BNY Mellon Investment Portfolios Sustainable US Equity Portfolio Fund	Wells Fargo Advantage Funds Discovery Fund	Vanguard Variable Insurance Funds Total Bond Market Index Portfolio
BNY Mellon Investment Portfolios Stock Index Fund	Janus Henderson Portfolio Overseas Portfolio	Vanguard Variable Insurance Funds Total Stock Market Index Portfolio
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio	T. Rowe Price Equity Series, Inc. Equity Income Portfolio II	Vanguard Variable Insurance Funds Small Company Growth Portfolio
Fidelity Variable Insurance Products Overseas Portfolio	T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio	Vanguard Variable Insurance Funds Capital Growth Portfolio
Fidelity Variable Insurance Products Growth Portfolio	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II

Basis for Opinions

These financial statements are the responsibility of the Athene Annuity & Life Assurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Athene Variable Life Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Athene Variable Life Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa
April 28, 2022

We served as the auditor of one or more of the subaccounts of Athene Variable Life Account A from 2011 to 2022.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2022

					American Century
	The Alger Funds				Variable Portfolios, Inc.
	Large Cap	Capital	Mid Cap	Small Cap	VP Disciplined	VP
	Growth	Appreciation	Growth	Growth	Core Value	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Fund	Fund

Assets
Investments in shares of mutual funds, at fair value	$24,447	$124,100	$27,386	$481	$380,810	$584,737
Total Assets	$24,447	$124,100	$27,386	$481	$380,810	$584,737

Net assets in the accumulation period	$24,447	$124,100	$27,386	$481	$380,810	$584,737
Net assets	$24,447	$124,100	$27,386	$481	$380,810	$584,737

Accumulation unit value low	$43.527	$70.051	$38.032	$40.193	$42.354	$46.598
Accumulation unit value high	$45.262	$78.941	$57.080	$40.193	$42.687	$63.233

Accumulation units outstanding	560	1,572	500	12	8,980	10,226

Shares of mutual funds owned	520	2,271	2,002	34	53,111	46,967

Investments, at cost	$31,984	$166,965	$38,760	$865	$480,404	$451,213
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2022

	American Century
	Variable
	Portfolios, Inc	BNY Mellon Investment Portfolios
		Sustainable		Small Cap
		US Equity	Stock	Stock
	VP Ultra	Portfolio	Index	Index
	Fund	Fund	Fund	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$31,551	$2,205	$971,862	$80,814
Total Assets	$31,551	$2,205	$971,862	$80,814

Net assets in the accumulation period	$31,551	$2,205	$971,862	$80,814
Net assets	$31,551	$2,205	$971,862	$80,814

Accumulation unit value low	$51.463	$37.427	$48.631	$44.378
Accumulation unit value high	$51.463	$37.427	$51.527	$44.378

Accumulation units outstanding	613	59	19,818	1,821

Shares of mutual funds owned	1,631	53	16,811	4,682

Investments, at cost	$28,998	$1,875	$788,320	$81,014
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2022

	Fidelity Variable Insurance Products
						Government
				Investment		Money
	Overseas	Growth	Contrafund	Grade Bond	Mid-Cap	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$281,797	$325,850	$905,027	$366,117	$618,531	$843,297
Total Assets	$281,797	$325,850	$905,027	$366,117	$618,531	$843,297

Net assets in the accumulation period	$281,797	$325,850	$905,027	$366,117	$618,531	$843,297
Net assets	$281,797	$325,850	$905,027	$366,117	$618,531	$843,297

Accumulation unit value low	$19.170	$34.580	$48.884	$17.643	$46.554	$12.541
Accumulation unit value high	$26.900	$57.026	$54.944	$17.643	$46.554	$12.541

Accumulation units outstanding	13,128	8,862	18,140	20,751	13,286	67,246

Shares of mutual funds owned	13,144	4,704	24,768	33,900	18,903	843,297

Investments, at cost	$273,781	$349,459	$865,180	$435,799	$648,595	$843,297
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2022

	Invesco Variable Investment Funds		Lazard	Wells Fargo
			Retirement	Advantage
			Series, Inc.	Fund
			Retirement
	High	Core	U.S. Small
	Yield	Equity	Cap Equity	Discovery
	Fund	Fund	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$25,435	$38,516	$360,433	$2,553
Total Assets	$25,435	$38,516	$360,433	$2,553

Net assets in the accumulation period	$25,435	$38,516	$360,433	$2,553
Net assets	$25,435	$38,516	$360,433	$2,553

Accumulation unit value low	$25.419	$34.210	$39.494	$49.344
Accumulation unit value high	$25.419	$34.210	$63.296	$49.344

Accumulation units outstanding	1,001	1,126	6,505	52

Shares of mutual funds owned	5,652	1,569	29,375	150

Investments, at cost	$29,956	$48,266	$435,013	$4,046
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2022

	Janus
	Henderson
	Portfolio	T. Rowe Price Equity Series, Inc.

		Equity	Blue Chip	Moderate	Health
	Overseas	Income	Growth	Allocation	Sciences
	Portfolio	Portfolio II	Portfolio	Portfolio	Portfolio II

Assets
Investments in shares of mutual funds, at fair value	$560,259	$443,014	$622,386	$198,974	$170,175
Total Assets	$560,259	$443,014	$622,386	$198,974	$170,175

Net assets in the accumulation period	$560,259	$443,014	$622,386	$198,974	$170,175
Net assets	$560,259	$443,014	$622,386	$198,974	$170,175

Accumulation unit value low	$38.264	$34.359	$49.070	$29.279	$102.973
Accumulation unit value high	$53.058	$34.359	$49.070	$29.279	$102.973

Accumulation units outstanding	11,643	12,894	12,684	6,796	1,653

Shares of mutual funds owned	14,545	16,500	20,116	11,172	3,240

Investments, at cost	$440,495	$430,220	$497,132	$226,129	$129,237
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2022

	Lord Abbett Series Fund, Inc.
		Calibrated
	Mid Cap	Dividend	Bond-	Growth and
	Stock	Growth	Debenture	Income
	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$229,090	$14,798	$7,595	$794,684
Total Assets	$229,090	$14,798	$7,595	$794,684

Net assets in the accumulation period	$229,090	$14,798	$7,595	$794,684
Net assets	$229,090	$14,798	$7,595	$794,684

Accumulation unit value low	$29.147	$43.785	$25.503	$31.598
Accumulation unit value high	$29.147	$43.785	$25.503	$31.598

Accumulation units outstanding	7,860	338	298	25,150

Shares of mutual funds owned	9,926	996	745	24,228

Investments, at cost	$231,968	$17,151	$8,938	$832,824
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2022

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock	Small
	Mid-Cap	Real Estate	Market	Market	Company	Capital
	Index	Index	Index	Index	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$223,475	$277,654	$165,016	$174,813	$67,176	$301,224
Total Assets	$223,475	$277,654	$165,016	$174,813	$67,176	$301,224

Net assets in the accumulation period	$223,475	$277,654	$165,016	$174,813	$67,176	$301,224
Net assets	$223,475	$277,654	$165,016	$174,813	$67,176	$301,224

Accumulation unit value low	$45.851	$30.836	$15.915	$44.946	$44.465	$62.073
Accumulation unit value high	$45.851	$30.836	$15.915	$44.946	$44.465	$62.073

Accumulation units outstanding	4,874	9,004	10,369	3,889	1,511	4,853

Shares of mutual funds owned	10,453	24,081	15,990	4,133	4,545	7,761

Investments, at cost	$228,934	$304,101	$190,398	$159,288	$91,208	$231,567
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2022

					American Century
	The Alger Funds				Variable Portfolios, Inc.
	Large Cap	Capital	Mid Cap	Small	VP Disciplined	VP
	Growth	Appreciation	Growth	Cap Growth	Core Value	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Fund	Fund

Income
Dividends	$—	$—	—	—	$7,146	$12,709
Expenses
Mortality and expense and administration charges	—	—	—	—	—	—
Net investment income	—	—	—	—	7,146	12,709

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	359	663	57	(47)	(3,833)	39,317
Capital gain distributions	1,369	11,158	984	91	99,543	47,248
Net realized gain (loss) on investments	1,728	11,821	1,041	44	95,710	86,565
Net change in unrealized depreciation
on investments	(17,583)	(84,586)	(16,884)	(358)	(160,389)	(95,734)
Net increase (decrease) in net assets
resulting from operations	$(15,855)	$(72,765)	$(15,843)	$(314)	$(57,533)	$3,540
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2022

	American Century
	Variable
	Portfolios, Inc	BNY Mellon Investment Portfolios
		Sustainable		Small Cap
		US Equity	Stock	Stock
	VP Ultra	Portfolio	Index	Index
	Fund	Fund	Fund	Portfolio

Income
Dividends	$—	$13	$13,855	$788
Expenses
Mortality and expense and administration charges	—	—	—	—
Net investment income	—	13	13,855	788

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	366	22	19,399	1,584
Capital gain distributions	3,749	175	87,122	10,548
Net realized gain (loss) on investments	4,115	197	106,521	12,132
Net change in unrealized depreciation
on investments	(18,912)	(879)	(338,271)	(29,597)
Net increase (decrease) in net assets
resulting from operations	$(14,797)	$(669)	$(217,895)	$(16,677)
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2022

	Fidelity Variable Insurance Products
						Government
				Investment		Money
	Overseas	Growth	Contrafund	Grade Bond	Mid-Cap	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Income
Dividends	$2,503	1,247	$2,654	$8,740	$3,215	$11,993
Expenses
Mortality and expense and administration charges	—	—	—	—	—	—
Net investment income	2,503	1,247	2,654	8,740	3,215	11,993

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	8,773	9,128	55,220	(13,129)	(237)	—
Capital gain distributions	2,834	27,454	50,604	23,226	42,184	—
Net realized gain (loss) on investments	11,607	36,582	105,824	10,097	41,947	—
Net change in unrealized depreciation
on investments	(110,784)	(144,834)	(456,650)	(82,296)	(156,576)	—
Net increase (decrease) in net assets
resulting from operations	$(96,674)	$(107,005)	$(348,172)	$(63,459)	$(111,414)	$11,993
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2022

	Invesco Variable Investment Funds		Lazard	Wells Fargo
			Retirement	Advantage
			Series, Inc.	Fund
			Retirement
	High	Core	U.S. Small
	Yield	Equity	Cap Equity	Discovery
	Fund	Fund	Portfolio	Fund

Income
Dividends	$1,219	$384	$—	$—
Expenses
Mortality and expense and administration charges	—	—	—	—
Net investment income	1,219	384	—	—

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(194)	18	(13,114)	(25)
Capital gain distributions	—	6,521	107,197	999
Net realized gain (loss) on investments	(194)	6,539	94,083	974
Net change in unrealized depreciation
on investments	(3,810)	(16,901)	(172,977)	(2,568)
Net increase (decrease) in net assets
resulting from operations	$(2,785)	$(9,978)	$(78,894)	$(1,594)
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2022

	Janus
	Henderson
	Portfolio	T. Rowe Price Equity Series, Inc.

		Equity	Blue Chip	Moderate	Health
	Overseas	Income	Growth	Allocation	Sciences
	Portfolio	Portfolio II	Portfolio	Portfolio	Portfolio II

Income
Dividends	$10,399	$7,742	—	$3,308	—
Expenses
Mortality and expense and administration charges	—	—	—	—	—
Net investment income	10,399	7,742	—	3,308	—

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	5,901	12,866	62,859	910	8,562
Capital gain distributions	—	23,050	32,993	4,091	2,866
Net realized gain (loss) on investments	5,901	35,916	95,852	5,001	11,428
Net change in unrealized depreciation
on investments	(85,405)	(60,468)	(491,615)	(53,381)	(37,107)
Net increase (decrease) in net assets
resulting from operations	$(69,105)	$(16,810)	$(395,763)	$(45,072)	$(25,679)
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2022

	Lord Abbett Series Fund, Inc.
		Calibrated
	Mid Cap	Dividend	Bond-	Growth and
	Stock	Growth	Debenture	Income
	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$1,943	$131	$356	$10,690
Expenses
Mortality and expense and administration charges	—	—	—	—
Net investment income	1,943	131	356	10,690

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	6,342	(14)	(88)	51,318
Capital gain distributions	15,186	2,164	22	64,990
Net realized gain (loss) on investments	21,528	2,150	(66)	116,308
Net change in unrealized depreciation
on investments	(63,401)	(4,764)	(1,655)	(234,244)
Net increase (decrease) in net assets
resulting from operations	$(39,930)	$(2,483)	$(1,365)	$(107,246)
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2022

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock	Small
	Mid-Cap	Real Estate	Market	Market	Company	Capital
	Index	Index	Index	Index	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$2,629	$6,123	$3,865	$2,496	$190	$2,757
Expenses
Mortality and expense and administration charges	463	635	364	375	140	618
Net investment income	2,166	5,488	3,501	2,121	50	2,139

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	2,347	3,225	(1,057)	7,059	(905)	4,588
Capital gain distributions	24,942	13,830	1,371	13,373	20,411	29,794
Net realized gain (loss) on investments	27,289	17,055	314	20,432	19,506	34,382
Net change in unrealized depreciation
on investments	(82,409)	(124,068)	(31,585)	(67,802)	(42,250)	(92,665)
Net increase (decrease) in net assets
resulting from operations	$(52,954)	$(101,525)	$(27,770)	$(45,249)	$(22,694)	$(56,144)
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2022 and 2021

					American Century
	The Alger Funds				Variable Portfolios, Inc.
	Large Cap	Capital	Mid Cap	Small Cap	VP Disciplined	VP
	Growth	Appreciation	Growth	Growth	Core Value	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Fund	Fund
Net assets at December 31, 2020	$37,939	$178,226	$47,651	$825	$377,873	$526,152
Changes from 2021 operations
Net investment income	—	—	—	—	4,648	10,636
Net realized gain (loss) on investments	9,949	46,406	18,927	291	65,624	20,415
Net change in unrealized appreciation (depreciation) on investments	(5,478)	(12,734)	(16,717)	(332)	18,576	97,159
Net increase (decrease) in net assets resulting from operations	4,471	33,672	2,210	(41)	88,848	128,210
Contract transactions
Deposits	—	—	—	—	10,727	11,176
Surrenders and death benefits	—	(7,308)	(4,450)	—	(1,145)	(5,145)
Contract maintenance charges	(1,231)	(4,411)	(1,191)	(168)	(19,425)	(19,833)
Other transfers between sub-accounts,
including fixed interest account	127	223	(35)	56	(22)	(1,541)
Net increase (decrease) in net assets resulting from contract transactions	(1,104)	(11,496)	(5,676)	(112)	(9,865)	(15,343)
Total increase (decrease) in net assets	3,367	22,176	(3,466)	(153)	78,983	112,867
Net assets at December 31, 2021	$41,306	$200,402	$44,185	$672	$456,856	$639,019
Changes from 2022 operations
Net investment income	—	—	—	—	7,146	12,709
Net realized gain (loss) on investments	1,728	11,821	1,041	44	95,710	86,565
Net change in unrealized depreciation on investments	(17,583)	(84,586)	(16,884)	(358)	(160,389)	(95,734)
Net increase (decrease) in net assets resulting from operations	(15,855)	(72,765)	(15,843)	(314)	(57,533)	3,540
Contract transactions
Deposits	—	—	—	—	9,308	14,649
Surrenders and death benefits	—	—	—	—	(6,575)	(23,364)
Contract maintenance charges	(1,095)	(4,064)	(1,004)	(155)	(21,763)	(21,048)
Other transfers between sub-accounts,
including fixed interest account	91	527	48	278	517	(28,059)
Net increase (decrease) in net assets resulting from contract transactions	(1,004)	(3,537)	(956)	123	(18,513)	(57,822)
Total increase (decrease) in net assets	(16,859)	(76,302)	(16,799)	(191)	(76,046)	(54,282)
Net assets at December 31, 2022	$24,447	$124,100	$27,386	$481	$380,810	$584,737
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2022 and 2021

	American Century
	Variable
	Portfolios, Inc	BNY Mellon Investment Portfolios
		Sustainable		Small Cap
		US Equity	Stock	Stock
	VP Ultra	Portfolio	Index	Index
	Fund	Fund	Fund	Portfolio

Net assets at December 31, 2020	$49,674	$2,363	$1,334,543	$91,126
Changes from 2021 operations
Net investment income	—	20	12,368	711
Net realized gain (loss) on investments	9,886	78	285,919	4,656
Net change in unrealized appreciation (depreciation) on investments	(1,487)	537	(11,842)	17,965
Net increase (decrease) in net assets resulting from operations	8,399	635	286,445	23,332
Contract transactions
Deposits	681	—	23,944	1,313
Surrenders and death benefits	—	—	(401,901)	(9,915)
Contract maintenance charges	(905)	(82)	(25,028)	(3,114)
Other transfers between sub-accounts,
including fixed interest account	(12,738)	31	(22,868)	(322)
Net increase (decrease) in net assets
resulting from contract transactions	(12,962)	(51)	(425,853)	(12,038)
Total increase (decrease) in net assets	(4,563)	584	(139,408)	11,294
Net assets at December 31, 2021	$45,111	$2,947	$1,195,135	$102,420
Changes from 2022 operations
Net investment income	—	13	13,855	788
Net realized gain (loss) on investments	4,115	197	106,521	12,132
Net change in unrealized depreciation on investments	(18,912)	(879)	(338,271)	(29,597)
Net increase (decrease) in net
assets resulting from operations	(14,797)	(669)	(217,895)	(16,677)
Contract transactions
Deposits	753	—	30,817	1,236
Surrenders and death benefits	—	—	(5,371)	(2,972)
Contract maintenance charges	(845)	(97)	(26,345)	(3,102)
Other transfers between sub-accounts,
including fixed interest account	1,329	24	(4,479)	(91)
Net increase (decrease) in net assets
resulting from contract transactions	1,237	(73)	(5,378)	(4,929)
Total increase (decrease) in net assets	(13,560)	(742)	(223,273)	(21,606)
Net assets at December 31, 2022	$31,551	$2,205	$971,862	$80,814
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2022 and 2021

	Fidelity Variable Insurance Products
						Government
				Investment		Money
	Overseas	Growth	Contrafund	Grade Bond	Mid-Cap	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Net assets at December 31, 2020	$359,542	$396,413	$1,124,927	$483,565	$658,982	$944,857
Changes from 2021 operations
Net investment income	1,211	—	337	10,079	4,356	88
Net realized gain (loss) on investments	49,625	114,844	191,772	14,300	130,344	—
Net change in unrealized appreciation (depreciation) on investments	15,748	(27,436)	105,548	(27,211)	27,643	—
Net increase (decrease) in net assets resulting from operations	66,584	87,408	297,657	(2,832)	162,343	88
Contract transactions
Deposits	9,018	12,420	25,195	15,991	12,183	41,836
Surrenders and death benefits	(34,455)	(44,035)	(50,137)	(12,093)	(42,804)	(131,806)
Contract maintenance charges	(10,897)	(13,616)	(32,941)	(13,538)	(21,190)	(36,685)
Other transfers between sub-accounts,
including fixed interest account	1,632	200	(6,108)	24,061	(12,262)	14,544
Net increase (decrease) in net assets
resulting from contract transactions	(34,702)	(45,031)	(63,991)	14,421	(64,073)	(112,111)
Total increase (decrease) in net assets	31,882	42,377	233,666	11,589	98,270	(112,023)
Net assets at December 31, 2021	$391,424	$438,790	$1,358,593	$495,154	$757,252	$832,834
Changes from 2022 operations
Net investment income	2,503	1,247	2,654	8,740	3,215	11,993
Net realized gain (loss) on investments	11,607	36,582	105,824	10,097	41,947	—
Net change in unrealized depreciation on investments	(110,784)	(144,834)	(456,650)	(82,296)	(156,576)	—
Net increase (decrease) in net
assets resulting from operations	(96,674)	(107,005)	(348,172)	(63,459)	(111,414)	11,993
Contract transactions
Deposits	8,813	20,569	25,072	15,892	11,762	42,958
Surrenders and death benefits	(2,245)	(18,304)	(54,738)	(2,929)	(5,649)	(1,343)
Contract maintenance charges	(9,787)	(12,899)	(32,638)	(14,010)	(21,841)	(39,711)
Other transfers between sub-accounts,
including fixed interest account	(9,734)	4,699	(43,090)	(64,531)	(11,579)	(3,434)
Net increase (decrease) in net assets
resulting from contract transactions	(12,953)	(5,935)	(105,394)	(65,578)	(27,307)	(1,530)
Total increase (decrease) in net assets	(109,627)	(112,940)	(453,566)	(129,037)	(138,721)	10,463
Net assets at December 31, 2022	$281,797	$325,850	$905,027	$366,117	$618,531	$843,297
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2022 and 2021

	Invesco		Lazard	Wells Fargo
	Variable Investment		Retirement	Advantage
	Funds		Series, Inc.	Fund
			Retirement
	High	Core	U.S. Small
	Yield	Equity	Cap Equity	Discovery
	Fund	Fund	Portfolio	Fund

Net assets at December 31, 2020	$36,733	$38,570	$448,224	$4,700
Changes from 2021 operations
Net investment income	1,805	296	226	—
Net realized gain (loss) on investments	(318)	1,235	6,040	446
Net change in unrealized appreciation (depreciation) on investments	80	9,157	82,514	(672)
Net increase (decrease) in net assets resulting from operations	1,567	10,688	88,780	(226)
Contract transactions
Deposits	902	1,112	13,755	—
Surrenders and death benefits	(7,826)	(706)	(27,861)	—
Contract maintenance charges	(903)	(1,312)	(15,442)	(223)
Other transfers between sub-accounts,
including fixed interest account	251	167	9,289	(33)
Net increase (decrease) in net assets
resulting from contract transactions	(7,576)	(739)	(20,259)	(256)
Total increase (decrease) in net assets	(6,009)	9,949	68,521	(482)
Net assets at December 31, 2021	$30,724	$48,519	$516,745	$4,218
Changes from 2022 operations
Net investment income	1,219	384	—	—
Net realized gain (loss) on investments	(194)	6,539	94,083	974
Net change in unrealized depreciation on investments	(3,810)	(16,901)	(172,977)	(2,568)
Net increase (decrease) in net
assets resulting from operations	(2,785)	(9,978)	(78,894)	(1,594)
Contract transactions
Deposits	934	1,112	12,569	—
Surrenders and death benefits	(2,648)	—	(41,855)	—
Contract maintenance charges	(903)	(1,380)	(14,460)	(115)
Other transfers between sub-accounts,
including fixed interest account	113	243	(33,672)	44
Net increase (decrease) in net assets
resulting from contract transactions	(2,504)	(25)	(77,418)	(71)
Total increase (decrease) in net assets	(5,289)	(10,003)	(156,312)	(1,665)
Net assets at December 31, 2022	$25,435	$38,516	$360,433	$2,553
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2022 and 2021

	Janus
	Henderson
	Portfolio	T. Rowe Price Equity Series, Inc.

		Equity	Blue Chip	Moderate	Health
	Overseas	Income	Growth	Allocation	Sciences
	Portfolio	Portfolio II	Portfolio	Portfolio	Portfolio II

Net assets at December 31, 2020	$760,548	$382,917	$935,794	$225,775	$187,601
Changes from 2021 operations
Net investment income	9,561	6,251	—	2,361	—
Net realized gain (loss) on investments	11,824	36,268	158,696	25,251	27,169
Net change in unrealized appreciation (depreciation) on investments	78,548	54,572	4,363	(4,947)	(3,570)
Net increase (decrease) in net assets resulting from operations	99,933	97,091	163,059	22,665	23,599
Contract transactions
Deposits	24,390	12,088	8,326	5,024	2,997
Surrenders and death benefits	(113,062)	—	(13,338)	(950)	—
Contract maintenance charges	(27,409)	(7,625)	(28,435)	(8,207)	(4,632)
Other transfers between sub-accounts,
including fixed interest account	4,930	1,112	(7,765)	2,215	(8,434)
Net increase (decrease) in net assets
resulting from contract transactions	(111,151)	5,575	(41,212)	(1,918)	(10,069)
Total increase (decrease) in net assets	(11,218)	102,666	121,847	20,747	13,530
Net assets at December 31, 2021	$749,330	$485,583	$1,057,641	$246,522	$201,131
Changes from 2022 operations
Net investment income	10,399	7,742	—	3,308	—
Net realized gain (loss) on investments	5,901	35,916	95,852	5,001	11,428
Net change in unrealized depreciation on investments	(85,405)	(60,468)	(491,615)	(53,381)	(37,107)
Net increase (decrease) in net
assets resulting from operations	(69,105)	(16,810)	(395,763)	(45,072)	(25,679)
Contract transactions
Deposits	21,091	12,192	10,314	5,432	2,613
Surrenders and death benefits	(92,267)	—	(60,813)	(694)	—
Contract maintenance charges	(25,558)	(8,506)	(27,444)	(8,080)	(4,406)
Other transfers between sub-accounts,
including fixed interest account	(23,232)	(29,445)	38,451	866	(3,484)
Net increase (decrease) in net assets
resulting from contract transactions	(119,966)	(25,759)	(39,492)	(2,476)	(5,277)
Total increase (decrease) in net assets	(189,071)	(42,569)	(435,255)	(47,548)	(30,956)
Net assets at December 31, 2022	$560,259	$443,014	$622,386	$198,974	$170,175
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2022 and 2021

	Lord Abbett Series Fund, Inc.
		Calibrated
	Mid Cap	Dividend	Bond-	Growth and
	Stock	Growth	Debenture	Income
	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2020	$280,481	$6,387	$10,907	$832,642
Changes from 2021 operations
Net investment income	1,902	121	351	10,333
Net realized gain (loss) on investments	38,639	2,358	298	120,720
Net change in unrealized appreciation (depreciation) on investments	38,121	1,352	(283)	109,433
Net increase (decrease) in net assets resulting from operations	78,662	3,831	366	240,486
Contract transactions
Deposits	9,721	177	470	27,690
Surrenders and death benefits	—	(3,100)	(698)	(5,091)
Contract maintenance charges	(9,187)	(332)	(450)	(34,539)
Other transfers between sub-accounts,
including fixed interest account	(11,886)	11,394	982	(1,155)
Net increase (decrease) in net assets
resulting from contract transactions	(11,352)	8,139	304	(13,095)
Total increase (decrease) in net assets	67,310	11,970	670	227,391
Net assets at December 31, 2021	$347,791	$18,357	$11,577	$1,060,033
Changes from 2022 operations
Net investment income	1,943	131	356	10,690
Net realized gain (loss) on investments	21,528	2,150	(66)	116,308
Net change in unrealized depreciation on investments	(63,401)	(4,764)	(1,655)	(234,244)
Net increase (decrease) in net
assets resulting from operations	(39,930)	(2,483)	(1,365)	(107,246)
Contract transactions
Deposits	8,805	177	568	23,165
Surrenders and death benefits	(33,951)	—	(3,204)	(122,108)
Contract maintenance charges	(9,038)	(342)	(443)	(35,681)
Other transfers between sub-accounts,
including fixed interest account	(44,587)	(911)	462	(23,479)
Net increase (decrease) in net assets
resulting from contract transactions	(78,771)	(1,076)	(2,617)	(158,103)
Total increase (decrease) in net assets	(118,701)	(3,559)	(3,982)	(265,349)
Net assets at December 31, 2022	$229,090	$14,798	$7,595	$794,684
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2022 and 2021

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock	Small
	Mid-Cap	Real Estate	Market	Market	Company	Capital
	Index	Index	Index	Index	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2020	$266,234	$298,291	$237,265	$244,846	$78,802	$297,353
Changes from 2021 operations
Net investment income	2,680	6,435	4,536	2,738	148	2,471
Net realized gain (loss) on investments	43,245	16,263	2,718	49,226	5,855	27,963
Net change in unrealized appreciation (depreciation) on investments	17,005	95,263	(11,959)	7,335	4,608	32,680
Net increase (decrease) in net assets resulting from operations	62,930	117,961	(4,705)	59,299	10,611	63,114
Contract transactions
Deposits	12,310	12,771	7,559	5,847	4,635	10,571
Surrenders and death benefits	(49,812)	(18,081)	(30,414)	(65,489)	—	(559)
Contract maintenance charges	(9,239)	(10,868)	(5,782)	(6,459)	(4,717)	(9,987)
Other transfers between sub-accounts,
including fixed interest account	(311)	(3,271)	21,080	1,429	(1,407)	(1,072)
Net increase (decrease) in net assets
resulting from contract transactions	(47,052)	(19,449)	(7,557)	(64,672)	(1,489)	(1,047)
Total increase (decrease) in net assets	15,878	98,512	(12,262)	(5,373)	9,122	62,067
Net assets at December 31, 2021	$282,112	$396,803	$225,003	$239,473	$87,924	$359,420
Changes from 2022 operations
Net investment income	2,166	5,488	3,501	2,121	50	2,139
Net realized gain (loss) on investments	27,289	17,055	314	20,432	19,506	34,382
Net change in unrealized depreciation on investments	(82,409)	(124,068)	(31,585)	(67,802)	(42,250)	(92,665)
Net increase (decrease) in net
assets resulting from operations	(52,954)	(101,525)	(27,770)	(45,249)	(22,694)	(56,144)
Contract transactions
Deposits	12,107	12,593	6,406	5,799	4,775	10,519
Surrenders and death benefits	(7,590)	(10,284)	(21,065)	(18,798)	—	(984)
Contract maintenance charges	(9,568)	(11,653)	(5,299)	(6,510)	(4,658)	(10,896)
Other transfers between sub-accounts,
including fixed interest account	(632)	(8,280)	(12,259)	98	1,829	(691)
Net increase (decrease) in net assets
resulting from contract transactions	(5,683)	(17,624)	(32,217)	(19,411)	1,946	(2,052)
Total increase (decrease) in net assets	(58,637)	(119,149)	(59,987)	(64,660)	(20,748)	(58,196)
Net assets at December 31, 2022	$223,475	$277,654	$165,016	$174,813	$67,176	$301,224
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2022

1.    Organization

Athene Variable Life Account A (the Separate Account), is a segregated investment account of Athene Annuity & Life Assurance Company (the Company). The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows investment company accounting guidance in accordance with accounting principles generally accepted in the United States of America. The Separate Account is a funding vehicle for individual variable life contracts issued by the Company.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and segregated from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable life contracts cannot be used to fulfill any other obligations arising from any other business the Company may conduct.

The Separate Account includes four variable life insurance products: Clarity Variable Universal Life (Clarity VUL), Conseco Variable Universal Life (Conseco VUL), Clarity Survivorship Variable Universal Life (Clarity SVUL), and Clarity Duo Variable Universal Life (Clarity Duo). None of these products are being actively marketed by the Company; however, these are available for purchase. The significant features of the products are summarized below:

Clarity VUL and Conseco VUL - These contracts provide accumulation values, surrender rights, loan privileges and other features associated with life insurance as well as tax deferred investment options to potentially maximize the value of the contract.

Clarity SVUL - This contract also offers a combination of life insurance and tax‑deferred investment opportunities, but it covers two people in a single contract that pays a death benefit at the second death.

Clarity Duo - This contract utilizes two products, a single premium fixed annuity and a variable universal life contract, to create a single one‑time transaction that will pay the variable universal life’s premiums over seven years.

Investments
The deposits of the Separate Account are invested at the direction of the contractholders in the sub-accounts that comprise the Separate Account. The sub‑accounts invest in the following underlying mutual fund portfolios (collectively the Funds):

Subaccount	Mutual Fund
The Alger Funds	The Alger Funds
Large Cap Growth Portfolio	Large Cap Growth Portfolio
Capital Appreciation Portfolio	Capital Appreciation Portfolio
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Small Cap Growth Portfolio	Small Cap Growth Portfolio
American Century Variable Portfolios, Inc.	American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund	VP Disciplined Core Value Fund
VP Value Fund	VP Value Fund
VP Ultra Fund	VP Ultra Fund
(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2022

Subaccount	Mutual Fund
BNY Mellon Investment Portfolios	BNY Mellon Investment Portfolios
Sustainable US Equity Portfolio Fund	Sustainable US Equity Portfolio Fund
Stock Index Fund	Stock Index Fund
Small Cap Stock Index Portfolio	Small Cap Stock Index Portfolio
Fidelity Variable Insurance Products	Fidelity Variable Insurance Products
Overseas Portfolio	Overseas Portfolio
Growth Portfolio	Growth Portfolio
Contrafund Portfolio	Contrafund Portfolio
Investment Grade Bond Portfolio	Investment Grade Bond Portfolio
Mid-Cap Portfolio	Mid-Cap Portfolio
Government Money Market Fund	Government Money Market Fund
Invesco Variable Investment Funds	Invesco Variable Investment Funds
High Yield Fund	High Yield Fund
Core Equity Fund	Core Equity Fund
Lazard Retirement Series, Inc.	Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	Retirement U.S. Small Cap Equity Portfolio
Wells Fargo Advantage Funds	Wells Fargo Advantage Funds
Discovery Fund	Discovery Fund
Janus Henderson Portfolio	Janus Henderson Portfolio
Overseas Portfolio	Overseas Portfolio
T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
Equity Income Portfolio II	Equity Income Portfolio II
Blue Chip Growth Portfolio	Blue Chip Growth Portfolio
Moderate Allocation Portfolio	Moderate Allocation Portfolio
Health Sciences Portfolio II	Health Sciences Portfolio II
Lord Abbett Series Fund, Inc.	Lord Abbett Series Fund, Inc.
Mid Cap Stock Portfolio	Mid Cap Stock Portfolio
Calibrated Dividend Growth Portfolio	Calibrated Dividend Growth Portfolio
Bond-Debenture Portfolio	Bond-Debenture Portfolio
Growth and Income Portfolio	Growth and Income Portfolio
Vanguard Variable Insurance Funds	Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	Mid-Cap Index Portfolio
Real Estate Index Portfolio	Real Estate Index Portfolio
Total Bond Market Index Portfolio	Total Bond Market Index Portfolio
Total Stock Market Index Portfolio	Total Stock Market Index Portfolio
Small Company Growth Portfolio	Small Company Growth Portfolio
Capital Growth Portfolio	Capital Growth Portfolio
(Concluded)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2022

2.    Summary of Significant Accounting Policies
Basis of Accounting
Financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable life separate accounts registered as unit investment trusts.
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results may differ from the estimates used in preparing the financial statements. The primary estimates included in the accompanying financial statements are the assumptions and judgments utilized in determining the fair value of investments.
Investment Valuation
Investments in mutual fund shares are carried in the statements of assets and liabilities at fair value based on the net asset value (NAV) of the underlying mutual funds, which value their investment securities at fair value. Investment transactions are accounted for on a trade-date basis, and the cost of investments sold is determined by the first-in, first-out method.
In valuing securities, the Company uses a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels.
Level 1    Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.
Level 2    Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument.  Such inputs include market interest rates and volatilities, spreads and yield curves.
Level 3    Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement.  Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.
All assets held by the Separate Account are classified in Level 2. There were no transfers between levels in 2022.
Dividends
Dividends paid to the Separate Account are automatically reinvested in shares of the same funds on the payable date.
Accumulation Unit Value
Accumulation unit value is calculated at close on trading days based on the contract owner's proportion of the fund NAV over the number of units outstanding for the respective fund.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The Separate Account is not separately taxable as a

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2022

regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from the Company. Based on this, no charge is being made currently to the Separate Account for federal income taxes. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3.    Fund Charges
The Separate Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Separate Account and as reimbursement for certain mortality and other risks assumed by the Company.
Mortality and Expense and Administration Charges
The Separate Account deducts a mortality and expense and administration fee from the contractholder of 0.20%, on an annual basis, of the accumulation value invested in the Vanguard Variable Insurance Funds. This fee is deducted as part of the daily accumulation unit value calculation, in net investment income (loss).
Premium Charges
The Company deducts a premium charge from each premium payment from the contractholder of 5.5% to 8.0% of all premiums in the first through the tenth contract year and 3% to 4% of all premiums in the eleventh and later contract years for all of the products except Clarity Duo. Premium charges are deducted from deposits; therefore, deposits are recorded net of premium charges, and these charges are not recorded in the financial statements of the Separate Account. These charges are recorded in the Company's general account.
Contract Maintenance Charges
Contract maintenance charges are made up of risk charges, contract charges and cost of insurance.
Risk Charge
For Clarity VUL and Conseco VUL, the Separate Account deducts a risk charge each month of 0.80% to 0.84%, on an annual basis, of the accumulation value in the sub-account for the first through tenth contract year and 0.36% to 0.40%, on an annual basis, of the accumulation value in the sub-account for the eleventh contract year and thereafter. For Clarity SVUL, the Separate Account deducts a risk charge of 0.07% per month of the accumulation value in the sub-account for the first through the fifteenth contract year and 0.03% per month of the accumulation value in the sub-account for the sixteenth contract year and thereafter. Clarity Duo assesses a risk charge that varies from 0.40% to 0.70%, on an annual basis, of the accumulation value in the sub-account for the first through tenth contract year and 0.15% to 0.45%, on an annual basis, of the accumulation value in the sub-account for the eleventh contract year and thereafter. The amount of the charge will vary among policyholders, and is based on the sex, age and rate class of the primary insured. Risk charges for all the products are recognized as redemptions of units. These charges are included in contract maintenance charges in the accompanying Statements of Changes in Net Assets.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2022

Contract Charges
The Separate Account deducts a contract charge of $25 to $35 per month in the first contract year and $5 to $7.50 per month thereafter for all of the products except for Clarity Duo. Contract charges are recognized as redemptions of units and are included in contract maintenance charges in the accompanying Statements of Changes in Net Assets.
Cost of Insurance
A deduction for cost of insurance and cost of any riders is also made monthly. This charge will depend on the specified amount of insurance coverage, the accumulation value, and the sex, age and rate class of the primary insured. Cost of insurance is recognized as a redemption of units and is included in contract maintenance charges in the accompanying Statements of Changes in Net Assets.
Surrender Charges
Surrender charges will be imposed in the event of a full or partial surrender. The surrender charge will depend on the year of surrender, sex, issue age and rate class of the primary insured. A fee of $25 will also be assessed on all partial surrenders, in addition to any other surrender charges already imposed. Clarity VUL allows for one free partial surrender each contract year up to 10% of the unloaned accumulation value but never to exceed the net surrender value of the contract. Surrender charges are withheld from the proceeds of the surrender by the Company with the net amount being remitted to the contractholder. These charges are not recorded in the financial statements of the Separate Account. These fees are recorded in the Company's general account.
Transfer Fees
Transfers in excess of twelve for Clarity VUL and Clarity SVUL and in excess of 20 for Conseco VUL and Clarity Duo during each contract year will result in a $25 transfer fee assessment against the contract. These fees are recorded in the Company's general account. Fees charged on separate account contractowner deposits are included in the statement of changes in net assets as other transfers between sub-accounts, including fixed interest account.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2022

4.    Purchases and Sales of Securities
    The cost of investments purchased and proceeds from investments sold were as follows for the year ended December 31, 2022:

	Cost of	Proceeds
	Purchases	From Sales

The Alger Funds
Large Cap Growth Portfolio	$1,577	$1,213
Capital Appreciation Portfolio	11,613	3,994
Mid Cap Growth Portfolio	1,015	987
Small Cap Growth Portfolio	359	144
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund	113,729	25,554
VP Value Fund	74,726	72,591
VP Ultra Fund	5,831	845
BNY Mellon Investment Portfolios
Sustainable US Equity Portfolio Fund	208	92
Stock Index Fund	130,344	34,744
Small Cap Stock Index Portfolio	12,264	5,856
Fidelity Variable Insurance Products
Overseas Portfolio	20,503	28,119
Growth Portfolio	51,940	29,174
Contrafund Portfolio	71,734	123,870
Investment Grade Bond Portfolio	47,008	80,620
Mid-Cap Portfolio	60,394	42,303
Government Money Market Fund	62,595	52,132
Invesco Variable Investment Funds
High Yield Fund	1,878	3,163
Core Equity Fund	7,983	1,103
Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	115,936	86,197
Wells Fargo Advantage Funds
Discovery Fund	1,038	111
		(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2022

	Cost of	Proceeds
	Purchases	From Sales

Janus Henderson Portfolio
Overseas Portfolio	$28,316	$137,883
T. Rowe Price Equity Series, Inc.
Equity Income Portfolio II	41,476	36,443
Blue Chip Growth Portfolio	79,606	86,106
Moderate Allocation Portfolio	12,868	7,946
Health Sciences Portfolio II	10,192	12,603
Lord Abbett Series Fund, Inc.
Mid-Cap Stock Portfolio	26,598	88,241
Calibrated Dividend Growth Portfolio	2,366	1,147
Bond-Debenture Portfolio	1,423	3,662
Growth and Income Portfolio	94,561	176,984
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	36,336	14,911
Real Estate Index Portfolio	37,470	35,776
Total Bond Market Index Portfolio	15,146	42,492
Total Stock Market Index Portfolio	21,065	24,982
Small Company Growth Portfolio	26,677	4,270
Capital Growth Portfolio	38,858	8,977

		(Concluded)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2022

5.    Summary of Unit Transactions
    Transactions in units for the years ended December 31, 2022 and 2021 were as follows:

	Years Ended December 31,
	2022	2021
	Units	Units

The Alger Funds Large Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(20)	(16)
The Alger Funds Capital Appreciation Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(39)	(97)
The Alger Funds Mid Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(15)	(62)
The Alger Funds Small Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	2	(1)
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund
Contract purchases	214	241
Redemptions and transfers to/from	(635)	(454)
American Century Variable Portfolios, Inc. VP Value Fund
Contract purchases	237	192
Redemptions and transfers to/from	(1,309)	(429)
American Century Variable Portfolios, Inc. VP Ultra Fund
Contract purchases	13	10
Redemptions and transfers to/from	7	(221)
BNY Mellon Investment Portfolios Sustainable
US Equity Portfolio Fund
Contract purchases	—	—
Redemptions and transfers to/from	(2)	—
BNY Mellon Investment Portfolios Stock Index Fund
Contract purchases	602	452
Redemptions and transfers to/from	(689)	(8,660)
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio
Contract purchases	26	26
Redemptions and transfers to/from	(129)	(260)
Fidelity Variable Insurance Products Overseas Portfolio
Contract purchases	453	380
Redemptions and transfers to/from	(1,189)	(1,659)
		(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2022

	Years Ended December 31,
	2022	2021
	Units	Units

Fidelity Variable Insurance Products Growth Portfolio
Contract purchases	557	297
Redemptions and transfers to/from	(629)	(1,247)
Fidelity Variable Insurance Products Contrafund Portfolio
Contract purchases	476	425
Redemptions and transfers to/from	(2,391)	(1,468)
Fidelity Variable Insurance Products Investment
Grade Bond Portfolio
Contract purchases	871	790
Redemptions and transfers to/from	(4,548)	(73)
Fidelity Variable Insurance Products Mid-Cap Portfolio
Contract purchases	248	243
Redemptions and transfers to/from	(830)	(1,533)
Fidelity Variable Insurance Products Government
Money Market Fund
Contract purchases	3,466	3,384
Redemptions and transfers to/from	(3,586)	(12,452)
Invesco Variable Investment Funds High Yield Fund
Contract purchases	36	33
Redemptions and transfers to/from	(128)	(304)
Invesco Variable Investment Funds Core Equity Fund
Contract purchases	31	29
Redemptions and transfers to/from	(32)	(46)
Lazard Retirement Series, Inc Retirement U.S.
Small Cap Equity Portfolio
Contract purchases	192	192
Redemptions and transfers to/from	(1,443)	(514)
Wells Fargo Advantage Funds Discovery Fund
Contract purchases	—	—
Redemptions and transfers to/from	(1)	(3)
Janus Henderson Portfolio Overseas Portfolio
Contract purchases	405	434
Redemptions and transfers to/from	(2,769)	(2,461)
T. Rowe Price Equity Series, Inc. Equity Income Portfolio II
Contract purchases	354	369
Redemptions and transfers to/from	(1,086)	(198)
T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio
Contract purchases	171	112
Redemptions and transfers to/from	(742)	(651)
T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio
Contract purchases	179	143
Redemptions and transfers to/from	(261)	(197)
		(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2022

	Years Ended December 31,
	2022	2021
	Units	Units

T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II
Contract purchases	26	27
Redemptions and transfers to/from	(78)	(118)
Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio
Contract purchases	301	324
Redemptions and transfers to/from	(3,035)	(726)
Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio
Contract purchases	4	4
Redemptions and transfers to/from	(28)	200
Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio
Contract purchases	21	16
Redemptions and transfers to/from	(119)	(5)
Lord Abbett Series Fund, Inc. Growth and Income Portfolio
Contract purchases	726	885
Redemptions and transfers to/from	(5,957)	(1,293)
Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
Contract purchases	253	235
Redemptions and transfers to/from	(364)	(1,089)
Vanguard Variable Insurance Funds Real Estate Index Portfolio
Contract purchases	366	357
Redemptions and transfers to/from	(827)	(848)
Vanguard Variable Insurance Funds Total Bond
Market Index Portfolio
Contract purchases	387	410
Redemptions and transfers to/from	(2,263)	(830)
Vanguard Variable Insurance Funds Total Stock
Market Index Portfolio
Contract purchases	120	117
Redemptions and transfers to/from	(507)	(1,322)
Vanguard Variable Insurance Funds Small Company
Growth Portfolio
Contract purchases	100	79
Redemptions and transfers to/from	(62)	(110)
Vanguard Variable Insurance Funds Capital Growth Portfolio
Contract purchases	163	153
Redemptions and transfers to/from	(194)	(170)
		(Concluded)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2022

6.    Financial Highlights
The Company sells four different variable life products which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. This information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. Below is a summary of units outstanding, unit values and net assets at December 31, 2022, 2021, 2020, 2019 and 2018, and the ratios of investment income, expenses to average net assets, and total return for the years then ended:

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

The Alger Funds:
Large Cap Growth Portfolio
2022	560	$43.527	$45.262	$24,447	—%	—	(38.65)%	(38.65)%
2021	580	70.953	73.781	41,306	—	—	11.84	11.84
2020	596	63.441	65.969	37,939	—	—	67.03	67.03
2019	1,045	37.982	39.496	39,747	—	—	27.43	27.43
2018	1,066	29.806	30.994	31,833	—	—	2.21	2.21
Capital Appreciation Portfolio
2022	1,572	70.051	78.941	124,100	—	—	(36.52)	(36.52)
2021	1,611	110.356	124.360	200,402	—	—	19.13	19.13
2020	1,708	92.638	104.394	178,226	—	—	41.75	41.75
2019	2,118	65.352	73.645	155,944	—	—	33.58	33.58
2018	2,169	48.923	55.131	119,580	0.08	—	(0.10)	(0.10)
Mid Cap Growth Portfolio
2022	500	38.032	57.080	27,386	—	—	(36.07)	(36.07)
2021	515	59.492	89.289	44,185	—	—	4.20	4.20
2020	577	57.092	85.686	47,651	—	—	64.63	64.63
2019	598	34.679	52.048	30,026	—	—	30.26	30.26
2018	626	26.624	39.958	24,169	—	—	(7.44)	(7.44)
Small Cap Growth Portfolio
2022	12	40.193	40.193	481	—	—	(38.01)	(38.01)
2021	10	64.841	64.841	672	—	—	(6.06)	(6.06)
2020	11	69.024	69.024	825	1.02	—	67.15	67.15
2019	11	41.294	41.294	473	—	—	29.34	29.34
2018	9	31.928	31.928	279	—	—	1.44	1.44
American Century Variable Portfolios, Inc.:
VP Disciplined Core Value Fund
2022	8,980	42.354	42.687	380,810	1.77	—	(12.74)	(12.74)
2021	9,401	48.536	48.917	456,856	1.08	—	23.65	23.65
2020	9,614	39.252	39.561	377,873	1.98	—	11.81	11.81
2019	9,462	35.107	35.382	332,525	2.08	—	23.95	23.95
2018	9,981	28.323	28.546	283,004	1.91	—	(6.87)	(6.87)
						(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2022

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

VP Value Fund
2022	10,226	$46.598	$63.233	$584,737	2.16%	—	0.62%	0.62%
2021	11,298	46.311	62.843	639,019	1.75	—	24.51	24.51
2020	11,535	37.195	50.472	526,152	2.37	—	0.98	0.98
2019	10,595	36.835	49.984	484,339	2.12	—	27.03	27.03
2018	10,814	28.996	39.347	388,074	1.65	—	(9.15)	(9.15)
VP Ultra Fund
2022	613	51.463	51.463	31,551	—	—	(32.38)	(32.38)
2021	593	76.100	76.100	45,111	—	—	23.16	23.16
2020	804	61.790	61.790	49,674	—	—	49.85	49.85
2019	1,046	41.234	41.234	43,138	—	—	34.58	34.58
2018	1,062	30.639	30.639	32,537	0.25	—	0.76	0.76
BNY Mellon Investment Portfolios:
Sustainable US Equity Portfolio Fund
2022	59	37.427	37.427	2,205	0.52	—	(22.87)	(22.87)
2021	61	48.525	48.525	2,947	0.75	—	27.00	27.00
2020	61	38.210	38.210	2,363	1.16	—	24.14	24.14
2019	136	30.779	30.779	4,200	1.44	—	34.36	34.36
2018	139	22.908	22.908	3,191	1.75	—	(4.40)	(4.40)
Stock Index Fund
2022	19,818	48.631	51.527	971,862	0.98	—	(18.63)	(18.63)
2021	19,905	59.768	63.328	1,195,135	1.09	—	28.41	28.41
2020	28,113	46.544	49.316	1,334,543	1.57	—	18.01	18.01
2019	31,469	39.442	41.791	1,269,250	1.72	—	31.18	31.18
2018	32,883	30.066	31.857	1,010,637	1.66	—	(4.63)	(4.63)
Small Cap Stock Index Portfolio
2022	1,821	44.378	44.378	80,814	0.91	—	(16.65)	(16.65)
2021	1,924	53.243	53.243	102,420	0.67	—	26.14	26.14
2020	2,158	42.208	42.208	91,126	1.06	—	10.64	10.64
2019	2,186	38.150	38.150	83,414	0.86	—	22.21	22.21
2018	2,215	31.217	31.217	69,140	0.85	—	(8.97)	(8.97)
						(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2022

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Fidelity Variable Insurance Products:
Overseas Portfolio
2022	13,128	$19.170	$26.900	$281,797	0.82%	—	(24.68)%	(24.68)%
2021	13,864	25.452	35.715	391,424	0.32	—	19.39	19.39
2020	15,143	21.318	29.915	359,542	0.20	—	15.33	15.33
2019	16,604	18.484	25.938	349,214	1.52	—	27.50	27.50
2018	18,037	14.497	20.343	295,941	1.38	—	(15.06)	(15.06)
Growth Portfolio
2022	8,862	34.580	57.026	325,850	0.35	—	(24.64)	(24.64)
2021	8,934	45.889	75.676	438,790	—	—	22.90	22.90
2020	9,884	37.338	61.574	396,413	0.04	—	43.55	43.55
2019	11,959	26.011	42.894	335,408	0.06	—	33.98	33.98
2018	15,361	19.414	32.016	323,219	0.04	—	(0.43)	(0.43)
Contrafund Portfolio
2022	18,140	48.884	54.944	905,027	0.25	—	(26.49)	(26.49)
2021	20,055	66.498	74.741	1,358,593	0.03	—	27.51	27.51
2020	21,098	52.151	58.615	1,124,927	0.08	—	30.23	30.23
2019	24,977	40.044	45.008	1,030,912	0.22	—	31.27	31.27
2018	25,234	30.504	34.285	793,688	0.43	—	(6.64)	(6.64)
Investment Grade Bond Portfolio
2022	20,751	17.643	17.643	366,117	2.00	—	(12.96)	(12.96)
2021	24,428	20.270	20.270	495,154	2.04	—	(0.61)	(0.61)
2020	23,711	20.394	20.394	483,565	2.24	—	9.39	9.39
2019	23,475	18.642	18.642	437,638	2.70	—	9.67	9.67
2018	24,222	16.999	16.999	411,751	2.39	—	(0.53)	(0.53)
Mid-Cap Portfolio
2022	13,286	46.554	46.554	618,531	0.50	—	(14.74)	(14.74)
2021	13,868	54.604	54.604	757,252	0.60	—	25.60	25.60
2020	15,158	43.474	43.474	658,982	0.63	—	18.19	18.19
2019	15,870	36.783	36.783	583,735	0.87	—	23.45	23.45
2018	16,118	29.797	29.797	480,264	0.62	—	(14.54)	(14.54)
Government Money Market Fund
2022	67,246	12.541	12.541	843,297	1.44	—	1.44	1.44
2021	67,366	12.363	12.363	832,834	0.01	—	0.01	0.01
2020	76,434	12.362	12.362	944,857	0.31	—	0.32	0.32
2019	62,424	12.322	12.322	769,209	2.00	—	2.02	2.02
2018	79,398	12.079	12.079	959,035	1.64	—	1.65	1.65
						(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2022

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Invesco Variable Investment Funds:
High Yield Fund
2022	1,001	$25.419	$25.419	$25,435	4.61%	—	(9.55)%	(9.55)%
2021	1,093	28.104	28.104	30,724	4.83	—	4.38	4.38
2020	1,364	26.924	26.924	36,733	6.05	—	3.32	3.32
2019	1,373	26.059	26.059	35,777	5.43	—	13.51	13.51
2018	1,784	22.958	22.958	40,953	3.53	—	(3.35)	(3.35)
Core Equity Fund
2022	1,126	34.210	34.210	38,516	0.93	—	(20.55)	(20.55)
2021	1,127	43.057	43.057	48,519	0.67	—	27.74	27.74
2020	1,144	33.707	33.707	38,570	1.40	—	13.85	13.85
2019	1,392	29.606	29.606	41,212	0.96	—	28.96	28.96
2018	1,399	22.957	22.957	32,153	0.91	—	(9.39)	(9.39)
Lazard Retirement Series, Inc:
Retirement U.S. Small Cap Equity Portfolio
2022	6,505	39.494	63.296	360,433	—	—	(15.52)	(15.52)
2021	7,756	46.747	74.921	516,785	0.05	—	19.87	19.87
2020	8,078	38.998	62.502	448,224	0.19	—	6.76	6.76
2019	8,649	36.527	58.542	440,344	—	—	29.93	29.93
2018	9,023	28.114	45.058	351,878	0.02	—	(13.24)	(13.24)
Wells Fargo Advantage Funds:
Discovery Fund
2022	52	49.344	49.344	2,553	—	—	(37.85)	(37.85)
2021	53	79.392	79.392	4,218	—	—	(5.04)	(5.04)
2020	56	83.607	83.607	4,700	—	—	62.65	62.65
2019	116	51.403	51.403	5,971	—	—	39.02	39.02
2018	118	36.975	36.975	4,377	—	—	(7.06)	(7.06)
						(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2022

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Janus Henderson Portfolio:
Overseas Portfolio
2022	11,643	$38.264	$53.058	$560,259	1.75%	—	(8.60)%	(8.60)%
2021	14,007	41.867	58.053	749,330	1.16	—	13.58	13.58
2020	16,034	36.860	51.110	760,548	1.38	—	16.30	16.30
2019	16,994	31.694	43.948	696,222	1.92	—	27.02	27.02
2018	18,483	24.953	34.600	595,335	1.82	—	(14.94)	(14.94)
T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio II
2022	12,894	34.359	34.359	443,014	1.65	—	(3.59)	(3.59)
2021	13,626	35.637	35.637	485,583	1.39	—	25.22	25.22
2020	13,455	28.461	28.461	382,917	2.13	—	0.96	0.96
2019	12,828	28.191	28.191	361,619	2.08	—	26.04	26.04
2018	12,755	22.366	22.366	285,287	1.79	—	(9.69)	(9.69)
Blue Chip Growth Portfolio
2022	12,684	49.070	49.070	622,386	—	—	(38.50)	(38.50)
2021	13,255	79.793	79.793	1,057,641	—	—	17.62	17.62
2020	13,794	67.839	67.839	935,794	—	—	34.28	34.28
2019	15,289	50.521	50.521	772,441	—	—	29.89	29.89
2018	15,889	38.896	38.896	618,012	—	—	1.92	1.92
Moderate Allocation Portfolio
2022	6,796	29.279	29.279	198,974	1.57	—	(18.31)	(18.31)
2021	6,878	35.844	35.844	246,522	0.98	—	10.06	10.06
2020	6,932	32.567	32.567	225,775	1.39	—	14.54	14.54
2019	7,916	28.433	28.433	225,079	1.96	—	19.80	19.80
2018	8,551	23.733	23.733	202,952	1.79	—	(5.08)	(5.08)
Health Science Portfolio II
2022	1,653	102.973	102.973	170,175	—	—	(12.69)	(12.69)
2021	1,705	117.935	117.935	201,131	—	—	12.83	12.83
2020	1,796	104.525	104.525	187,601	—	—	29.27	29.27
2019	2,454	80.859	80.859	198,395	—	—	28.63	28.63
2018	2,455	62.862	62.862	154,355	—	—	0.86	0.86
Lord Abbett Series Fund, Inc.:
Mid Cap Stock Portfolio
2022	7,860	29.147	29.147	229,090	0.68	—	(11.21)	(11.21)
2021	10,594	32.829	32.829	347,791	0.59	—	28.70	28.70
2020	10,996	25.508	25.508	280,481	1.05	—	2.50	2.50
2019	12,437	24.887	24.887	309,515	0.95	—	22.64	22.64
2018	14,077	20.292	20.292	285,661	0.66	—	(15.04)	(15.04)
						(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2022

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Calibrated Dividend Growth Portfolio
2022	338	$43.785	$43.785	$14,798	0.85%	—	(13.55)%	(13.55)%
2021	362	50.647	50.647	18,357	0.73	—	25.62	25.62
2020	158	40.318	40.318	6,387	0.27	—	15.42	15.42
2019	682	34.933	34.933	23,831	1.61	—	26.45	26.45
2018	691	27.627	27.627	19,103	1.76	—	(4.67)	(4.67)
Bond-Debenture Portfolio
2022	298	25.503	25.503	7,595	4.05	—	(12.80)	(12.80)
2021	396	29.247	29.247	11,577	3.04	—	3.28	3.28
2020	385	28.319	28.319	10,907	3.95	—	7.30	7.30
2019	383	26.392	26.392	10,115	3.35	—	13.35	13.35
2018	468	23.282	23.282	10,902	3.92	—	(4.02)	(4.02)
Growth and Income Portfolio
2022	25,150	31.598	31.598	794,684	1.22	—	(9.44)	(9.44)
2021	30,381	34.891	34.891	1,060,033	1.07	—	29.02	29.02
2020	30,789	27.044	27.044	832,642	1.79	—	2.70	2.70
2019	30,830	26.333	26.333	811,865	1.69	—	22.49	22.49
2018	31,883	21.498	21.498	685,408	1.35	—	(8.14)	(8.14)
Vanguard Variable Insurance Funds:
Mid-Cap Index Portfolio
2022	4,874	45.851	45.851	223,475	1.12	0.20	(18.98)	(18.98)
2021	4,985	56.594	56.594	282,112	1.09	0.20	24.11	24.11
2020	5,839	45.601	45.601	266,234	1.48	0.20	17.83	17.83
2019	6,528	38.699	38.699	252,613	1.45	0.20	30.61	30.61
2018	6,565	29.629	29.629	194,518	1.14	0.20	(9.51)	(9.51)
Real Estate Index Portfolio
2022	9,004	30.836	30.836	277,654	1.91	0.20	(26.44)	(26.44)
2021	9,465	41.922	41.922	396,803	2.02	0.20	39.93	39.93
2020	9,956	29.960	29.960	298,291	2.54	0.20	(5.04)	(5.04)
2019	9,765	31.551	31.551	308,108	2.68	0.20	28.55	28.55
2018	10,157	24.544	24.544	249,305	2.94	0.20	(5.54)	(5.54)
Total Bond Market Index Portfolio
2022	10,369	15.915	15.915	165,016	2.11	0.20	(13.39)	(13.39)
2021	12,245	18.374	18.374	225,003	2.03	0.20	(1.91)	(1.91)
2020	12,665	18.733	18.733	237,265	2.50	0.20	7.37	7.37
2019	12,017	17.447	17.447	209,671	2.54	0.20	8.46	8.46
2018	12,289	16.087	16.087	197,690	2.01	0.20	(0.33)	(0.33)
						(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2022

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Total Stock Market Index Portfolio
2022	3,889	$44.946	$44.946	$174,813	1.31%	0.20	(19.75)%	(19.75)%
2021	4,276	56.009	56.009	239,473	1.21	0.20	25.39	25.39
2020	5,481	44.669	44.669	244,846	1.57	0.20	20.31	20.31
2019	5,735	37.127	37.127	212,913	1.53	0.20	30.49	30.49
2018	6,360	28.452	28.452	180,945	1.25	0.20	(5.53)	(5.53)
Small Company Growth Portfolio
2022	1,511	44.465	44.465	67,176	0.26	0.20	(25.50)	(25.50)
2021	1,473	59.685	59.685	87,924	0.37	0.20	13.99	13.99
2020	1,504	52.360	52.360	78,802	0.63	0.20	22.94	22.94
2019	1,497	42.591	42.591	63,778	0.49	0.20	27.85	27.85
2018	1,462	33.312	33.312	48,709	0.56	0.20	(7.45)	(7.45)
Capital Growth Portfolio
2022	4,853	62.073	62.073	301,224	0.88	0.20	(15.65)	(15.65)
2021	4,884	73.593	73.593	359,420	0.93	0.20	21.30	21.30
2020	4,901	60.671	60.671	297,353	1.43	0.20	17.24	17.24
2019	5,325	51.750	51.750	275,566	1.09	0.20	26.25	26.25
2018	5,351	40.992	40.992	219,344	0.86	0.20	(1.38)	(1.38)
						(Concluded)

(1)    These amounts represent the dividends, excluding distributions of capital gains, received by the sub account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude expenses assessed by the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests. The investment income ratio is calculated for the effective period for each fund as applicable.
(2)    These ratios represent the annualized contract expenses of the Separate Account, which consist of the mortality and expense and administration charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner accounts through redemption of units and expenses of the underlying funds are excluded.
(3)    These amounts represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses would result in a reduction in the total return presented. The total return is calculated for the effective period for each fund as applicable.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2022

7.    Subsequent Events
The Company has evaluated subsequent events through April 28, 2023, the date that these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2022 that require disclosure or adjustment to the financial statements at that date or for the period ended.

Exhibit Index

Exhibit No.	Description
99	Athene Annuity & Life Assurance Company Financial Statements – Statutory-Basis and Supplementary Schedules December 31, 2022 and 2021